Segment reporting (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Schedule of summary of the reported amounts of net income (loss) and the carrying amounts of assets and liabilities

	Peru	Mexico	Mexico	Canada
	Yauricocha Mine	Bolivar Mine	Cusi Mine	Corporate	Total
Year ended December 31, 2018	$	$		$	$

Revenue (1)	168,657	52,451	11,263	-	232,371

Production cost of sales	(74,731)	(33,168)	(7,281)	-	(115,180)
Depletion of mineral property	(13,229)	(2,918)	(640)	-	(16,787)
Depreciation and amortization of property, plant and equipment	(4,626)	(8,197)	(1,799)	-	(14,622)
Cost of sales	(92,586)	(44,283)	(9,720)	-	(146,589)

Gross profit from mining operations	76,071	8,168	1,543	-	85,782

Income (loss) from operations	60,640	1,836	919	(5,083)	58,312
Interest expense and other finance costs	(2,637)	0	(997)	0	(3,634)
Other income (expense)	1,029	(1,967)	(347)	(3)	(1,288)
Foreign currency exchange loss	(26)	(1,694)	(299)	809	(1,210)
Income (loss) before income tax	59,006	(1,825)	(724)	(4,277)	52,180

Income tax expense	(24,068)	(1,768)	(504)	-	(26,340)

Net income (loss) from operations	34,938	(3,593)	(1,228)	(4,277)	25,840

December 31, 2018	Peru	Mexico	Canada

Total assets	209,159	145,775	1,507	356,441
Non-current assets	163,222	120,528	67	284,943
Total liabilities	124,020	27,607	1,209	152,836

(1) Includes provisional pricing adjustments of: $1,289 for Yauricocha, $(190) for Bolivar, and $(45) for Cusi.

	Peru	Mexico	Mexico	Canada
	Yauricocha Mine	Bolivar Mine	Cusi Mine	Corporate	Total
Year ended December 31, 2017	$	$		$	$

Revenue	154,153	44,949	6,016	-	205,118

Production cost of sales	(67,542)	(27,418)	(6,019)	-	(100,979)
Depletion of mineral property	(31,448)	(3,163)	(690)	-	(35,301)
Depreciation and amortization of property, plant and equipment	(12,783)	(8,275)	(1,816)	-	(22,874)
Cost of sales	(111,773)	(38,856)	(8,525)	-	(159,154)

Gross profit (loss) from mining operations	42,380	6,093	(2,509)	-	45,964

Income (loss) from operations	29,428	(1,328)	(3,818)	(6,200)	18,082
Loss on spin out of Plexmar net assets	-	-	-	(4,412)	(4,412)
Interest expense and other finance costs	(2,801)	-	(462)	-	(3,263)
Other income (expense)	1,156	(910)	(153)	725	818
Foreign currency exchange loss	222	(723)	(128)	(1,108)	(1,737)
Income (loss) before income tax	28,005	(2,961)	(4,561)	(10,995)	9,488

Income tax expense	(10,047)	(269)	(32)	-	(10,348)

Net income (loss) from operations	17,958	(3,230)	(4,593)	(10,995)	(860)

December 31, 2017	Peru	Mexico	Canada

Total assets	205,233	132,826	2,542	340,601
Non-current assets	155,401	111,212	85	266,698
Total liabilities	134,323	24,086	1,514	159,923